UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08920

Torchlight Value Fund, Inc.
(Exact name of registrant as specified in charter)

475 Fifth Avenue, New York, NY 10017
(Address of principal executive offices)	(Zip code)

Daniel Heflin
Torchlight Value Fund, Inc.
475 Fifth Avenue
New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-212-883-2800

Date of fiscal year end:	October 31, 2014

Date of reporting period:	July 31, 2014

          Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

          A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

TORCHLIGHT VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS
July 31, 2014 (unaudited)

		Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (95.13%)
Ansonia CDO Ltd.	5.702% due 07/28/2046 (a)	$1,802,769	$813,950	(b),(c),(d)
Ansonia CDO Ltd.	7.445% due 07/28/2046 (a)	2,000,000	—	(b),(c),(d),(e)
Ansonia CDO Ltd.	7.149% due 07/28/2046 (a)	2,000,000	—	(b),(c),(d),(e)
Anthracite CDO I Ltd.	6.000% due 05/24/2037 (a)	1,000,000	994,600	(b),(c),(d)
Anthracite CDO II Ltd.	6.970% due 12/24/2037 (a)	416,315	415,774	(b),(c),(d)
Anthracite Ltd.	0.524% due 07/26/2045 (a)	1,551,001	1,512,071	(b),(c),(d),(f)
Arbor Realty Mortgage Securities LLC	0.684% due 02/21/2040 (a)	2,182,252	2,114,166	(c),(d),(f)
Banc of America Commercial Mortgage Trust	0.350% due 09/10/2045 (a)	901,678,143	2,605,850	(f),(g)
Banc of America Commercial Mortgage Trust	0.825% due 09/10/2047 (a)	64,421,621	725,323	(c),(f),(g)
Banc of America Merrill Lynch Commercial Mortgage, Inc.	7.000% due 09/15/2032 (a)	3,623,176	2,597,140	(c)
Banc of America Merrill Lynch Commercial Mortgage, Inc.	0.530% due 02/10/2051 (a)	175,572,458	1,805,763	(c),(f),(g)
Banc of America Merrill Lynch Commercial Mortgage, Inc.	1.012% due 11/10/2038 (a)	7,678,092	69,103	(f),(g)
Bank of America-First Union National Bank Commercial Mortgage, Inc.	6.250% due 04/11/2037 (a)	3,745,443	3,726,716	(c)
CFCRE Commercial Mortgage Trust	5.744% due 12/15/2047 (a)	2,884,000	3,187,166	(f)
Citigroup/Deutsche Bank Commercial Mortgage Trust	0.695% due 10/15/2048 (a)	122,833,099	1,544,012	(f),(g)
Citigroup/Deutsche Bank Commercial Mortgage Trust	0.897% due 12/11/2049 (a)	40,500,000	698,625	(f),(g)
Commercial Mortgage Asset Trust	7.300% due 01/17/2032	1,081,885	1,081,550	(f)
Commercial Mortgage Pass-Through Certificates	0.821% due 02/10/2047 (a)	90,697,704	4,812,066	(c),(f),(g)
Commercial Mortgage Pass-Through Certificates	4.921% due 02/10/2047 (a)	3,000,000	2,919,450	(f)
Commercial Mortgage Pass-Through Certificates	2.588% due 07/10/2046 (a)	27,655,468	1,355,948	(f),(g)
Credit Suisse Mortgage Capital Certificates	0.805% due 04/15/2022 (a)	3,000,000	2,798,250	(e),(f)
Credit Suisse Mortgage Capital Certificates	0.220% due 01/15/2049 (a)	248,307,692	746,413	(c),(f),(g)
Credit Suisse Mortgage Capital Certificates	6.097% due 09/15/2039 (a)	9,000,000	415,260	(e),(f)
Credit Suisse Mortgage Capital Certificates	6.097% due 09/15/2039 (a)	7,000,000	315,000	(c),(f)
CS First Boston Mortgage Securities Corp.	6.294% due 12/15/2035 (a)	2,722,056	2,747,480
CS First Boston Mortgage Securities Corp.	5.575% due 05/15/2036	2,333,587	2,360,236	(f)
CS First Boston Mortgage Securities Corp.	5.322% due 08/15/2036 (a)	2,053,057	2,056,793	(f)
CS First Boston Mortgage Securities Corp.	6.080% due 08/15/2036 (a)	2,017,056	1,455,300	(c)
CS First Boston Mortgage Securities Corp.	4.231% due 05/15/2038 (a)	2,000,000	1,294,888	(c),(f)
CS First Boston Mortgage Securities Corp.	4.947% due 12/15/2040 (a)	12,523,000	873,417	(c),(e),(f)
CS First Boston Mortgage Securities Corp.	5.863% due 12/18/2035 (a)	1,029,858	647,000	(c),(e)
CS First Boston Mortgage Securities Corp.	1.163% due 12/15/2035 (a)	4,569,483	46,974	(f),(g)
DBUBS Mortgage Trust	3.750% due 08/10/2044 (a)	5,000,000	4,272,031	(c),(f)
DBUBS Mortgage Trust	5.730% due 11/10/2046 (a)	3,500,000	3,827,080	(f)
DBUBS Mortgage Trust	5.578% due 08/10/2044 (a)	2,500,000	2,598,150	(f)
DBUBS Mortgage Trust	1.554% due 08/10/2044 (a)	26,386,963	700,310	(f),(g)
DBUBS Mortgage Trust	1.549% due 11/10/2046 (a)	14,964,346	436,211	(f),(g)
DLJ Commercial Mortgage Corp.	6.410% due 02/15/2031 (a)	6,300,000	5,736,263	(b),(c)
DLJ Commercial Mortgage Corp.	6.410% due 02/15/2031 (a)	5,200,000	5,411,276	(b)
DR Securitized Lease Trust	8.550% due 08/15/2019	421,740	121,148	(b),(c)
DR Structured Finance Corp.	9.350% due 08/15/2019	1,166,970	434,364	(b),(c)
DR Structured Finance Corp.	8.375% due 08/15/2015	110,094	83,223	(b),(c)
FREMF Mortgage Trust	3.600% due 12/25/2045 (a)	5,852,030	5,653,881	(f)
FREMF Mortgage Trust	3.869% due 05/25/2045 (a)	5,500,000	5,437,025	(f)
FREMF Mortgage Trust	4.595% due 11/25/2046 (a)	5,000,000	5,325,150	(f)
GE Capital Commercial Mortgage Corp.	0.946% due 01/10/2038 (a)	10,081,820	37,978	(c),(f),(g)
GE Capital Commercial Mortgage Corp.	5.446% due 06/10/2048 (a)	1,407,761	6,136	(c),(e),(f)
GE Capital Commercial Mortgage Corp.	5.957% due 12/10/2049 (a)	953,477	4,767	(c),(e),(f)
G-Force LLC	5.090% due 08/22/2036 (a)	3,800,000	3,798,480	(b),(c),(d)
GMAC Commercial Mortgage Securities, Inc.	7.414% due 07/15/2029	1,238,812	1,241,066	(f)
GMAC Commercial Mortgage Securities, Inc.	7.000% due 08/16/2033 (a)	816,652	816,595
Gramercy Real Estate CDO	0.554% due 07/25/2035 (a)	1,674,105	1,643,971	(c),(d),(f)

TORCHLIGHT VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS
July 31, 2014 (unaudited)

		Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Greenwich Capital Commercial Funding Corp.	0.470% due 03/10/2039 (a)	$254,932,243	$1,640,744	(c),(f),(g)
Greenwich Capital Commercial Funding Corp.	0.139% due 12/10/2049 (a)	134,659,117	1,218,665	(f),(g)
Greenwich Capital Commercial Funding Corp.	1.026% due 08/10/2042 (a)	44,686,075	126,819	(c),(f),(g)
Greenwich Capital Commercial Funding Corp.	1.778% due 01/11/2035 (a)	2,002,146	9,524	(c),(f),(g)
Greenwich Capital Commercial Funding Corp.	2.036% due 07/05/2035 (a)	2,577,385	7,693	(c),(f),(g)
GS Mortgage Securities Corp. II	0.639% due 05/10/2045 (a)	214,501,182	7,265,156	(f),(g)
GS Mortgage Securities Corp. II	5.311% due 12/20/2049 (a)	514,686	315,348	(b),(c),(d),(f)
GS Mortgage Securities Corp. II	6.000% due 10/18/2030 (a)	137,275	137,064
GS Mortgage Securities Trust	5.474% due 08/10/2044 (a)	3,000,000	3,144,420	(f)
GS Mortgage Securities Trust	0.718% due 07/10/2046 (a)	56,692,540	2,158,257	(c),(f),(g)
GS Mortgage Securities Trust	0.279% due 12/10/2043 (a)	28,744,718	337,201	(c),(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.015% due 01/15/2038 (a)	6,513,000	6,644,888	(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	4.961% due 01/15/2042	5,000,000	5,086,700	(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.907% due 06/12/2041	4,000,000	3,998,720	(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.577% due 07/15/2046 (a)	3,500,000	3,788,890	(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.500% due 08/15/2046 (a)	3,194,000	3,384,107	(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	3.873% due 07/15/2046 (a)	3,500,000	3,179,330	(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	4.000% due 08/15/2046 (a)	3,100,000	2,713,802	(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.449% due 06/12/2047	259,865,972	1,743,701	(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.622% due 05/15/2047	172,900,850	1,672,919	(c),(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.718% due 05/15/2045	170,789,236	1,668,611	(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	1.367% due 02/15/2046 (a)	33,392,773	1,520,707	(c),(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.488% due 01/15/2049	45,006,610	418,922	(c),(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.376% due 08/15/2042 (a)	677,766	37,613	(c),(e),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.056% due 07/12/2035 (a)	1,087,403	4,797	(c),(e),(f)
J.P. Morgan Chase Commercial Mortgage Securities Trust	1.225% due 07/15/2047 (a)	65,850,421	4,620,204	(c),(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Trust	4.725% due 07/15/2047 (a)	4,000,000	3,669,822	(c),(f)
J.P. Morgan Commercial Mortgage Finance Corp.	8.695% due 08/15/2032	3,155,000	3,460,309	(f)
LB UBS Commercial Mortgage Trust	7.585% due 03/15/2032 (a)	3,412,035	3,393,754	(c),(f)
LB UBS Commercial Mortgage Trust	0.739% due 02/15/2040 (a)	87,495,667	1,214,440	(f),(g)
LB UBS Commercial Mortgage Trust	0.849% due 11/15/2038 (a)	75,870,579	1,019,928	(c),(f),(g)
LB UBS Commercial Mortgage Trust	0.739% due 02/15/2040	44,312,322	613,283	(f),(g)
LB UBS Commercial Mortgage Trust	6.703% due 06/15/2036 (a)	383,632	383,969	(f)
LB UBS Commercial Mortgage Trust	0.493% due 04/15/2040 (a)	114,902,703	195,335	(f),(g)
LB UBS Commercial Mortgage Trust	0.983% due 02/15/2040 (a)	14,437,597	33,869	(c),(f),(g)
LB UBS Commercial Mortgage Trust	6.358% due 07/15/2040 (a)	2,728,237	13,641	(c),(e),(f)
LB UBS Commercial Mortgage Trust	5.013% due 07/15/2040	5,000,000	4,587,650	(f)
Merrill Lynch Mortgage Investors Inc.	6.250% due 12/10/2029	1,758,233	1,760,484	(f)
Merrill Lynch Mortgage Trust	5.782% due 08/12/2043	5,000,000	5,410,900	(f)
Merrill Lynch Mortgage Trust	5.421% due 02/12/2042 (a)	3,675,000	3,760,040	(f)
Merrill Lynch Mortgage Trust	0.536% due 08/12/2043 (a)	321,977,007	2,335,621	(c),(f),(g)
Merrill Lynch Mortgage Trust	5.728% due 09/12/2042 (a)	3,177,112	13,849	(c),(e),(f)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.274% due 12/12/2049 (a)	88,103,849	967,733	(c),(f),(g)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.202% due 09/12/2049 (a)	119,719,640	706,226	(c),(f),(g)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.464% due 03/12/2051 (a)	112,895,841	658,747	(c),(f),(g)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.585% due 09/12/2049	70,760,998	364,419	(f),(g)
Morgan Stanley Bank of America Merrill Lynch Trust	0.880% due 08/15/2046 (a)	55,661,746	2,421,948	(c),(f),(g)
Morgan Stanley Capital I	5.862% due 07/12/2044	5,000,000	4,932,680	(c),(f)
Morgan Stanley Capital I	0.805% due 07/15/2019 (a)	3,400,000	3,233,876	(f)
Morgan Stanley Capital I	4.770% due 07/15/2056	1,750,000	1,776,880
Morgan Stanley Capital I	0.348% due 09/15/2047 (a)	69,000,000	1,361,370	(f),(g)
Morgan Stanley Capital I	0.597% due 03/15/2044 (a)	134,151,405	1,275,109	(c),(f),(g)
Morgan Stanley Capital I	1.084% due 09/15/2047 (a)	52,949,580	1,021,397	(f),(g)

TORCHLIGHT VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS
July 31, 2014 (unaudited)

		Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Capital I	0.418% due 11/12/2049 (a)	$92,489,893	$628,006	(f),(g)
Morgan Stanley Capital I	0.392% due 02/12/2044 (a)	115,638,673	523,265	(c),(f),(g)
Morgan Stanley Capital I	0.115% due 06/13/2041 (a)	20,708,721	30,939	(c),(f),(g)
Morgan Stanley Dean Witter Capital I Trust	6.431% due 09/15/2037 (a)	6,733,000	6,763,561	(c),(f)
Morgan Stanley Re-REMIC Trust	0.00% due 03/23/2051 (a)	5,000,000	4,676,275	(b),(c),(g)
Multi Security Asset Trust	5.570% due 11/28/2035 (a)	1,000,000	991,940	(b),(d)
Salomon Brothers Mortgage Securities VII, Inc.	7.000% due 05/18/2032 (a)	160,710	162,086	(b),(f)
Wachovia Bank Commercial Mortgage Trust	4.942% due 11/15/2034 (a)	3,643,487	3,616,416	(b)
Wachovia Bank Commercial Mortgage Trust	5.238% due 11/15/2035 (a)	5,042,557	1,682,974	(c),(f)
Wachovia Bank Commercial Mortgage Trust	0.384% due 04/15/2047 (a)	118,316,378	540,706	(f),(g)
Wachovia Bank Commercial Mortgage Trust	6.062% due 12/15/2043 (a)	12,500,000	49,775	(c),(e),(f)
Wachovia Bank Commercial Mortgage Trust	5.946% due 04/15/2047 (a)	1,000,000	4,210	(e),(f)
WF-RBS Commercial Mortgage Trust	4.500% due 06/15/2045 (a)	4,600,000	4,026,564	(f)
WF-RBS Commercial Mortgage Trust	0.341% due 02/15/2044 (a)	222,499,677	3,872,295	(c),(f),(g)
WF-RBS Commercial Mortgage Trust	0.163% due 06/15/2045 (a)	248,386,065	1,791,807	(c),(f),(g)
Total Commercial Mortgage-Backed Securities (Cost $256,415,549)			233,114,289
MONEY MARKET FUND (3.72%)
Dreyfus Treasury Prime Cash Management Money Market Fund, 0.00%(h)		9,124,747	9,124,747
Total Money Market Fund (Cost $9,124,747)			9,124,747
TOTAL SECURITIES (98.85%) (Cost $265,540,296)(i)			242,239,036
OTHER ASSETS, NET OF LIABILITIES (1.15%)			2,818,106
MEMBERS’ CAPITAL (100.00%)			$245,057,142

(a)	144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities at July 31, 2014 was $190,296,524 or 77.65% of the Master Fund’s members’ capital.
(b)	Illiquid security. At July 31, 2014, illiquid securities with aggregate principal of $36,087,773 had a value of $29,083,214 which represented 11.87% of the Master Fund’s members’ capital.
(c)	Fair valued security. At July 31, 2014, the fair valued securities represented 38.64% of the Master Fund’s members’ capital. The value of such securities was determined by management primarily using a pricing methodology which incorporates factors such as dealer bids and market transactions in comparable securities, based on credit rating and the vintage year of securities. The extent of the observability of the pricing input(s) served as the basis for designating such securities as Level 2 or Level 3 pricing input(s).
(d)	CDO security. At July 31, 2014, collateralized debt obligations in aggregate had a value of $12,600,300 which represented 5.14% of the Master Fund’s members’ capital.
(e)	Non-interest income generating securities as of July 31, 2014.
(f)	Variable rate security.
(g)	Interest-only security. At July 31, 2014, interest-only securities in aggregate had a value of $66,246,417 which represented 27.03% of the Master Fund’s members’ capital. Amount shown as principal represents amount of the underlying security.
(h)	Rate shown reflects effective yield at July 31, 2014.
(i)	The cost for federal income tax purposes was $265,540,296. At July 31, 2014 net unrealized depreciation for all securities based on tax cost was $23,301,260. This consisted of aggregate gross unrealized appreciation for all securities of $18,864,920 and aggregate gross unrealized depreciation for all securities of $42,166,180.

Torchlight Value Fund Master, LLC (“the Master Fund”)
(unaudited)
July 31, 2014

Security Valuation: Fixed income securities’ valuations are based on information from one or more of the following sources: quotations from dealers, third party pricing services, market transactions in comparable securities and various relationships between security values, credit quality, and yield to maturity. The value of securities for which market quotations are not readily available are determined in good faith at fair value using methods approved by the Board of Directors. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, which approximates fair value.

The fair value of CMBS securities are determined through the use of a pricing methodology that uses, as its basis, observable market data such as dealer bids and market transactions in comparable securities. The pricing methodology incorporates relationships between vintage and rating for generic securities. These relationships are then used to formulate a basis of fair value for other securities with similar characteristics. Factors such as liquidity, credit exposure, and level of credit support are also incorporated as inputs in applying the pricing methodology.

GAAP requires disclosures regarding the various inputs that are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical investments
Level 2: other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3: significant unobservable inputs (including the Management’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the levels based on inputs used as of July 31, 2014 in valuing the Master Fund’s Investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities	$—	$156,383,151	$76,731,138	$233,114,289
Money Market Fund	9,124,747	—	—	9,124,747
Total	$9,124,747	$156,383,151	$76,731,138	$242,239,036

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CMBS	Total
Balance as of 10/31/13	$97,212,204	$97,212,204
Realized gain (loss)	(14,544,783)	(14,544,783)
Change in unrealized appreciation/(depreciation)	17,199,787	17,199,787
Net amortization/accretion	(6,108,879)	(6,108,879)
Purchases	27,757,939	27,757,939
Sales and Paydowns	(36,771,635)	(36,771,635)
Transfers into Level 3	27,640,436	27,640,436
Transfers out of Level 3*	(35,653,931)	(35,653,931)
Balance as of 7/31/14	$76,731,138	$76,731,138
Net change in unrealized appreciation/(depreciation) from positions still held at 7/31/14	$8,461,312

* Net transfers out of Level 3 relate primarily to an increase in availability of observable inputs for certain securities.

Information about Significant Inputs Used in Fair Value Measurements Categorized within Level 3:

The table below summarizes information about the significant unobservable inputs used in determining the fair value of the Master Fund’s Level 3 assets and liabilities:

Type of Investment	Fair Value at July 31, 2014	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Impact to Valuation from an Increase in Input
Commercial Mortgage-Backed	76,731,138	Market transactions in comparable securities/Dealer quotes	Comparable Trades (Price)	0.15 - 101.00	Increase
Securities			Illiquidity Discount	0.0% - 20.4%	Decrease
		Credit Adjustment	Credit Enhancement	0.0% - 94.7%	Increase
			Underlying Collateral Delinquencies	0.0% - 75.1%	Decrease

Valuation Process for Fair Value Measurements Categorized within Level 3:

The Master Fund has established an internal control infrastructure over the valuation of financial instruments that requires ongoing independent oversight by its Financial Control and Compliance groups. These management control functions are segregated from the trading and investing functions. The Master Fund has also established a Valuation Committee, which includes non-investment professionals with voting powers, that is responsible for overseeing and monitoring the valuation of the Master Fund’s investments. The Valuation Committee may obtain input from investment professionals for consideration in carrying out its responsibilities.

When determining the price for investments, the Valuation Committee, seeks to determine the price that the Master Fund might reasonably expect to receive from the current sale of that investment in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or cost approach, as appropriate. A market approach generally consists of using information on comparable market transactions. The income approach is generally used to discount future cash flows to present value and adjusted for liquidity as appropriate. Other factors that have an impact on the fair value of Level 3 investments include, but are not limited to, (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to inherent uncertainty of valuations of such investments, the fair value may differ from the values that would have been used had an active market existed.

The Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including a regular review of key inputs and assumptions, comparisons between independent third party pricing and fair valuations, transactional back-testing and reviews of any market related activity. The valuation procedures and fair valuations are subsequently reported to the Board of Directors on a quarterly basis.

Item 2. Controls and Procedures.

(a)	The President and Chief Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Torchlight Value Fund, Inc.

By	/s/ Daniel Heflin
Daniel Heflin
President and Chief Executive Officer

Date	September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Daniel Heflin
Daniel Heflin
President and Chief Executive Officer

Date	September 29, 2014

By	/s/ Robert Del Monaco
Robert Del Monaco
Chief Financial Officer

Date	September 29, 2014